Intangible asset (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of intangible asset
	Land use right	Acquired computer software	Total
	RMB’000	RMB’000	RMB’000
Cost
At December January 1, 2024	44,843	9	44,852
Disposal of discontinued business	-	(9)	(9)
Foreign current translation differences	1,259	-	1,259
At December 31, 2024	46,102	-	46,102
Foreign current translation differences	(1,934)	-	(1,934)
At December 31, 2025	44,168	-	44,168

Accumulated amortization
At December 31, 2023	-	5	5
Disposal of discontinued business	-	(5)	(5)
At December 31, 2024 and 2025	-	-	-

Carrying amount
At December 31, 2024	46,102	-	46,102
At December 31, 2025	44,168	-	44,168